Income tax (charge)/credit - Current taxation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax (charge)/credit
Respective rate of corporation tax	25.00%	19.00%	19.00%
UK
Income tax (charge)/credit
UK corporation tax	£ (45)	£ 22,661